Everlake
Distributors, LLC
(SEC I.D. No. 8-52029)

Financial Statements and
Supplemental Schedules as of and
for the Year Ended December 31, 2024 and Report of
Independent Registered Public Accounting Firm

Filed Pursuant to Rule 17a -5(e)(3) under the Securities Exchange Act of 1934 as a PUBLIC DOCUMENT.

EVERLAKE DISTRIBUTORS, LLC

TABLE OF CONTENTS

Page

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 1

FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2024:

Statement of Financial Condition                             2     2
Statement of Income                                     3

     Statement of Changes in Member’s Equity         4 4
Statement of Cash Flows             5

     Notes to Financial Statements      6-9

SUPPLEMENTAL SCHEDULES AS OF DECEMBER 31, 2024:

Schedule H - Computation of Net Capital for Brokers and Dealers Pursuant to Rule 15c3-1 10
Under the Securities Exchange Act of 1934

     Schedule J - Computation for Determination of Reserve Requirements for Brokers and Dealers 11
     Pursuant to Rule 15c3-3 Under the Securities Exchange Act of 1934

Report of Independent Registered Public Accounting Firm - 15c3-3 Review          12

Exemption Report                                          13

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
USA

Tel: 312 486 1000
Fax: 312 486 1486
www.deloitte.com
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and the Member of
Everlake Distributors, LLC
Northbrook, Illinois

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of Everlake Distributors, LLC (the "Company") as of December 31, 2024, and the related statements of income, changes in member’s equity, and cash flows for the year then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Report on Supplemental Schedules

The accompanying supplemental schedules H and J (collectively “the supplemental schedules”) have been subjected to audit procedures performed in conjunction with the audit of the Company's financial statements. The supplemental schedules are the responsibility of the Company's management. Our audit procedures included determining whether the supplemental schedules reconcile to the financial statements or the underlying accounting and other records, as applicable, and performing procedures to test the completeness and accuracy of the information presented in the supplemental schedules. In forming our opinion on the supplemental schedules, we evaluated whether the supplemental schedules, including their form and content, are presented in compliance with Rule 17a-5 under the Securities Exchange Act of 1934. In our opinion, such schedules are fairly stated, in all material respects, in relation to the financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

February 25, 2025

We have served as the Company’s auditor since 2000.

EVERLAKE DISTRIBUTORS, LLC

STATEMENT OF FINANCIAL CONDITION
AS OF DECEMBER 31, 2024

ASSETS:
Cash and cash equivalents	1,103,983
Receivable from affiliates	109,025
Other assets	47,287
TOTAL ASSETS	$1,260,295

LIABILITIES AND MEMBER’S EQUITY

LIABILITIES:
Payable to affiliates	$76,967
Accounts payable and accrued expenses	77,881
Income taxes payable	15,380
TOTAL LIABILITIES	170,228

MEMBER’S EQUITY	1,090,067

TOTAL LIABILITIES AND MEMBER’S EQUITY	$1,260,295

See notes to financial statements.

EVERLAKE DISTRIBUTORS, LLC

STATEMENT OF INCOME
FOR THE YEAR ENDED DECEMBER 31, 2024

REVENUES:
Fee income	293,200
Underwriting revenue	219,496
Interest income	37,787
TOTAL REVENUES	550,483

EXPENSES:
Salaries and employee benefits expenses	213,666
General and administrative expenses	262,918
Regulatory fees	23,953
Wholesaling and marketing expenses	12,160
TOTAL EXPENSES	512,697

INCOME FROM OPERATIONS BEFORE INCOME TAXES	37,787

INCOME TAX EXPENSE	7,936

NET INCOME	$29,851

See notes to financial statements.

EVERLAKE DISTRIBUTORS, LLC

STATEMENT OF CHANGES IN MEMBER’S EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2024

MEMBER’S EQUITY — Beginning of year	$1,060,216

NET INCOME	29,851

MEMBER’S EQUITY — End of year	$1,090,067

See notes to financial statements.

EVERLAKE DISTRIBUTORS, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$29,851
Adjustments to reconcile net income to net cash provided by operating activities:
Changes in:
Receivable from affiliates	(3,178)
Other assets	(3,002)
Payable to affiliates	(17,659)
Accounts payable and accrued expenses	(10,361)
Income taxes payable	7,936
Net cash provided by operating activities	3,587

NET INCREASE IN CASH AND CASH EQUIVALENTS	3,587

CASH AND CASH EQUIVALENTS — Beginning of year	1,100,396

CASH AND CASH EQUIVALENTS — End of year	$1,103,983

See notes to financial statements.

EVERLAKE DISTRIBUTORS, LLC

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024

1.GENERAL

Basis of presentation - The accompanying financial statements include the accounts of Everlake Distributors, LLC (the “Company”), a limited liability company wholly owned by Everlake Life Insurance Company (“Everlake Life”). Everlake Life is a wholly owned subsidiary of Everlake US Holdings Company, a wholly owned subsidiary of Everlake US Parent Company, a wholly owned subsidiary of Everlake Holdings, LP. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Prior to November 1, 2021, Everlake Life was a wholly owned subsidiary of Allstate Insurance Company (“Allstate”), a wholly owned subsidiary of Allstate Insurance Holdings LLC, a wholly owned subsidiary of The Allstate Corporation.

On November 1, 2021, Everlake Life, the Company and certain affiliates were acquired by Everlake US Holdings Company, an affiliate of an investment fund associated with Blackstone Inc. Subsequently, the Company was renamed to Everlake Distributors, LLC. The Company did not elect the option to apply pushdown accounting in these financial statements upon change in control.

Use of estimates - The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations - The Company, a Delaware limited liability company, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”) and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Company is a non-clearing broker-dealer and serves as principal underwriter for individual and group flexible premium deferred annuity contracts and SEC-registered variable annuity, variable life, and variable universal life contracts that were issued by Everlake Life and certain of its subsidiaries and affiliates (the “issuers”). Effective January 1, 2014, the issuers ceased selling new annuity contracts, and effective November 1, 2021, the issuers ceased selling new life insurance contracts. Additional deposits are accepted on existing contracts.

In 2014, Everlake Life sold one of its subsidiaries, Lincoln Benefit Life Company (“LBL”), which included LBL’s life insurance business generated through independent master brokerage agencies, LBL’s deferred fixed annuities and its long-term care insurance business. The Company entered into a principal underwriting agreement with LBL for the variable universal life contracts sold through LBL independent master brokerage agencies.

On October 1, 2021, Everlake Life’s subsidiary Allstate Life Insurance Company of New York (“ALNY”) and affiliate Intramerica Life Insurance Company (“Intramerica”) were sold to Wilton Reassurance Company. The Company entered into a principal underwriting agreement with ALNY and Intramerica for their variable annuity and variable universal life contracts. On November 1, 2021, ALNY and Intramerica were merged with and into Wilton Reassurance Life Company of New York (“WRNY”). WRNY is not an affiliate of the Company.

Subsequent events - Subsequent events were evaluated through February 25, 2025, the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Underwriting revenues - Underwriting revenues reflect distribution fees due from Everlake Life for contracts underwritten by the Company. Underwriting revenues also include underwriting compensation from LBL and WRNY. In 2024, the Company terminated the Amended and Restated Principal Underwriting Agreement with WRNY. There was no amount receivable from WRNY included in Other Assets as of December 31, 2024. Underwriting revenues are earned when due in accordance with the underwriting agreements, which is the same period the performance obligation is satisfied. The performance obligation is to act as principal underwriter as described in the Nature of operations. A receivable is established for fees that have been earned but are not yet collected. Receivables are collected on a quarterly and monthly basis for LBL and WRNY, respectively.

Fee income - Fee income reflects amounts charged to Everlake Life in connection with the sales and wholesaling services provided by the Company. Fee income is earned in the period that the corresponding reimbursable expenses are incurred, which is when the performance obligation is satisfied. The performance obligation is satisfied as the Company performs the underwriting services described above. A receivable is established for fees charged but not yet collected. Receivables are collected on a quarterly basis.

Expenses - Expenses consist of salaries and employee benefits and general and administrative expenses. Expenses are recognized as incurred. Expenses incurred in carrying out the Company’s duties and responsibilities in its role as principal underwriter and wholesaler for contracts issued by Everlake Life and its subsidiaries and by non-affiliates, in excess of underwriting revenue, are reimbursed through fee income.

Regulatory fees - Regulatory fees reflect FINRA licensing fees, state filing fees and other costs incurred in the normal course of business.

Wholesaling and marketing expenses - Wholesaling and marketing expenses reflect amounts paid or due to an unaffiliated third party for wholesaling and marketing support provided to Everlake Life for variable annuity contracts underwritten by the Company.

Income taxes - The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based upon the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The Company had no differences between the financial statement and tax bases of assets and liabilities as of December 31, 2024. The Financial Accounting Standards Board has issued an Accounting Standards Update on Income Taxes (ASU Topic 740) which will be effective for the year ended December 31, 2025. This update is not expected to have a material impact on the Company’s financial statement disclosures.

Cash and cash equivalents - Cash equivalents include highly liquid investments in money market funds with original maturities of less than ninety days. Money market funds are carried at fair value, which is equal to the net asset value of the funds.

Segment Disclosure - The Company is engaged in a single line of business as a securities broker-dealer and engages in various activities as described in Note 1. The Company has identified its Board of Managers as the Chief Operating Decision Maker (“CODM”), who uses income before taxes to evaluate the results of the business and manage the Company. The Board of Managers comprise the President, Chief Executive Officer and Company Secretary. Additionally, the CODM uses excess net capital (see Note 4), which is not a measure of profit and loss, to make operational decisions while maintaining capital adequacy. The Company’s operations constitute a single operating segment and, therefore, a single reportable segment, as the CODM manages the business activities using information of the Company as a whole. The accounting policies used to measure the profit and loss of the segment are the same as those described in the Summary of Significant Accounting Policies. The Company derived 33% of its revenue from a single external customer in 2024; this contract terminated effective October, 2024. See Underwriting revenues section within Note 2 for additional information.

3. FAIR VALUE OF ASSETS AND LIABILITIES

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Financial Condition at fair value as of December 31, 2024 consist of money market funds included as a component of cash and cash equivalents. There are no liabilities carried at fair value. Money market funds are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Company can access.

Level 2: Assets whose values are based on the following:
a.Quoted prices for similar assets in active markets;
b.Quoted prices for identical or similar assets in markets that are not active; or
c.Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets.

During the reporting period, all money market funds consist of shares of mutual funds totaling $779,225 that have daily quoted net asset values for identical assets that the Company can access and are categorized as Level 1. The net asset values are received monthly from the third party custodial financial institution.

The fair value of all other financial assets and liabilities approximates their carrying value as they are short-term in nature.

4. NET CAPITAL REQUIREMENTS

As a registered broker-dealer, the Company is subject to the SEC Uniform Net Capital Rule 15c3‑1 (the “Rule”), which requires the maintenance of minimum net capital, as defined under the Rule, equivalent to the greater of $5,000 or 6-2/3% of aggregate indebtedness, as defined under the Rule.

As of December 31, 2024, the Company had net capital, as defined under the Rule, of $918,170 which was $906,821 in excess of required net capital of $11,349.
The Company’s aggregate indebtedness, as defined under the Rule, was 18.54% of its net capital.

5. INCOME TAXES

As a limited liability company, and a disregarded entity for tax purposes, the Company’s income will be reported on the income tax returns of Everlake Life as the Company’s sole member.

For periods prior to November 1, 2021, the Company joined The Allstate Corporation and its other eligible domestic subsidiaries (the “Allstate Group”) in the filing of consolidated federal income tax returns. Any adjustments that may result from Internal Revenue Service examinations of the Allstate Group’s tax returns are not expected to have a material effect on the Company’s financial statements and remain with The Allstate Corporation. The Company has no further obligation related to the pre-transaction period.

Subsequent to November 1, 2021, Everlake Life and the Company are included in the Everlake Life Group federal income tax return. The Everlake Life Group’s federal taxable income for the year ended December 31, 2024 is consolidated with the entities listed below:

Everlake Life Insurance Company	Everlake Distributors, LLC
Everlake Assurance Company	Everlake Private Fund I Holdings, LLC
ELIC Reinsurance Company	Everlake Private Fund I, LLC
The Everlake Life Group elected under IRC Section 1552(a)(2) to allocate the consolidated federal income tax liability based on each member’s federal income tax liability computed on a separate return basis; however, all tax benefits resulting from losses and tax credits are allocated to the individual company to the extent they can be utilized in the consolidated return. The Company would settle its share of the tax liability or benefit, if any, with Everlake Life.

The Company had no liability for unrecognized tax benefits as of December 31, 2024 and believes that the unrecognized tax benefits balance will not materially change within the next 12 months.

The 21% effective tax rate on income from operations in 2024 is the same as the statutory federal income tax rate of 21%.

6. RELATED-PARTY TRANSACTIONS

Fee income - The Company receives fee income from the contract issuers for which the Company served as a wholesaler. The fee income is based on the expenses incurred in conducting the wholesaling activities. During 2024, the Company earned fee income of $293,200, all of which was from Everlake Life, a related party.

Underwriting revenue - The Company earned underwriting revenue of $14,132 for underwriting services provided to Everlake Life in 2024.

Expenses - Everlake Services Company, an affiliate of the Company, provides services and administrative activities to the Company. The Company also utilizes business facilities leased and operated by Everlake Services Company in conducting its business activities. The Company reimburses Everlake Services Company for costs incurred in providing these services. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. In 2024, the total costs allocated to the Company for these services were $213,171 for salaries and employee benefits and $125,027 for general and administrative expenses totaling $338,198.

The Company reported the following as receivable from affiliates as of December 31, 2024:

Everlake Life Insurance Company	$109,025

The Company reported the following as payable to affiliates as of December 31, 2024:

Everlake Services Company	$76,967

EVERLAKE DISTRIBUTORS, LLC

COMPUTATION OF NET CAPITAL FOR BROKERS AND DEALERS
PURSUANT TO RULE 15c3-1 UNDER THE SECURITIES EXCHANGE ACT OF 1934
December 31, 2024                                 Schedule H

NET CAPITAL

TOTAL MEMBER’S EQUITY		$1,090,067
ADJUSTMENTS TO NET CAPITAL PURSUANT TO RULE 15C3-1:
Nonallowable assets:
Receivable from affiliates	109,025
Other assets	47,287
Total nonallowable assets		156,312

HAIRCUTS ON SECURITIES POSITIONS:
2% Haircut on money market		$15,585
NET CAPITAL		$918,170

AGGREGATE INDEBTEDNESS		$170,228

COMPUTATION OF ALTERNATE NET CAPITAL REQUIREMENT:

MINIMUM NET CAPITAL REQUIRED
(6 2/3% of aggregate indebtedness)		$11,349

MINIMUM DOLLAR NET CAPITAL REQUIREMENT OF
REPORTING BROKER OR DEALER		$5,000

NET CAPITAL REQUIREMENT (Greater of $5,000 or
6 2/3% of aggregate indebtedness)		$11,349

EXCESS NET CAPITAL		$906,821

PERCENTAGE OF AGGREGATE INDEBTEDNESS TO NET CAPITAL		18.54%

Note: There are no material differences between the computations using the amounts reported in the accompanying audited financial statements and the computations as reported in the Company’s unaudited FOCUS report, Part IIA, Form X17a-5, as of December 31, 2024, filed on January 28, 2025.

EVERLAKE DISTRIBUTORS, LLC

COMPUTATION FOR DETERMINATION OF RESERVE REQUIREMENTS
FOR BROKERS AND DEALERS PURSUANT TO RULE 15C3-3 UNDER
THE SECURITIES EXCHANGE ACT OF 1934
December 31, 2024                                     Schedule J

The Company is exempt from the provisions of Rule 15c3-3 under the Securities Exchange Act of 1934, in that the Company’s activities are limited to those set forth in the conditions for exemption appearing in paragraph (k)(l) of Rule 15c3-3.

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
USA

Tel: 312 486 1000
Fax: 312 486 1486
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and the Member of
Everlake Distributors, LLC
Northbrook, Illinois

We have reviewed management's statements, included in the accompanying Exemption Report, in which (1) Everlake Distributors, LLC (the "Company") identified the following provisions of 17 C.F.R. § 240.15c3-3(k) under which the Company claimed an exemption from 17 C.F.R. §240.15c3-3: paragraph (k)(1) (the "exemption provisions") and (2) the Company stated that the Company met the identified exemption provisions throughout the year ended December 31, 2024, without exception. The Company’s management is responsible for compliance with the exemption provisions and its statements.

Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about the Company’s compliance with the exemption provisions. A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management's statements. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to management's statements referred to above for them to be fairly stated, in all material respects, based on the provisions set forth in paragraph (k)(1) of Rule 15c3-3 under the Securities Exchange Act of 1934.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

February 25, 2024

EVERLAKE DISTRIBUTORS, LLC

EXEMPTION REPORT
December 31, 2024

                                                                         Everlake Distributors, LLC (the “Company”) is a registered broker-dealer subject to Rule 17a-5 promulgated by the Securities and Exchange Commission (17 C.F.R. §240.17a-5, “Reports to be made by certain brokers and dealers”). This Exemption Report was prepared as required by 17 C.F.R. § 240.17a-5(d)(1) and (4). To the best of its knowledge and belief, the Company states the following:

The Company claimed an exemption from 17 C.F.R. § 240.15c3-3 under the following provisions of 17 C.F.R. § 240.15c3-3: paragraph (k)(1).

The Company met the identified exemption provisions in 17 C.F.R. § 240.15c3-3: paragraph (k)(1) throughout the year ended December 31, 2024 without exception.

Everlake Distributors, LLC

I, Rebecca Kennedy, swear (or affirm) that, to my best knowledge and belief, this Exemption Report is true and correct.

By: /s/ Rebecca Kennedy

Title: President

February 25, 2025